Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 312,379	kr 298,836
Financial liabilities at fair value	295,283	280,800
Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	271,549	256,619
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	43,752	47,898	kr 42,995
Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	20,056	21,934
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	76,761	86,621
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	30,546	32,203
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	46,215	54,418
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	56,705	64,687
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	12,953	16,789
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	43,752	47,898
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	20,056	21,934
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	17,593	15,414
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	2,463	6,520
Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	69,218	66,311
Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	34,450
Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	32,283	64,378
Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	2,485	1,933
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Financial assets at fair value	8,344	11,117
Treasuries/government bonds | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	8,344	11,117
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	7,041
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	1,303	11,117
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Financial assets at fair value	53,906	48,665
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	53,906	48,665
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	27,409
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	26,497	48,665
Derivatives
Disclosure of detailed information about financial instruments
Financial assets at fair value	6,968	6,529
Derivatives | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	6,968	6,529
Derivatives | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	4,483	4,596
Derivatives | Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 2,485	kr 1,933